Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212

October 25, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series AAM/HIMCO Short Duration Fund (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 895 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on October 20, 2017 with an effective date of October 20, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

 Sincerely,

/s/JOY AUSILI
Joy Ausili
Investment Managers Series Trust